Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0002081515
Registrant Name	Berto Acquisition Corp. II
Registration File Number	333-295343
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A